Introduction (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of changes in accounting policies, accounting estimates and errors [Abstract]
Foreign exchange rates
The following table presents functional currency translation rates for the Group’s locations to the US dollar on December 31, 2018, 2017 and 2016 and the average rates for the years ended December 31, 2018, 2017 and 2016.

Exchange Rates to the US Dollar	Functional Currency	2018 Average Rate	2018 Year-end Rate	Change %	2017 Average Rate	2017 Year-end Rate	Change %	2016 Average Rate
Bolivia	Boliviano (BOB)	6.91	6.91	n/a	6.91	6.91	n/a	6.91
Chad	CFA Franc (XAF)	571	580	3.99%	588	558	12.00	600
Colombia	Peso (COP)	2,973	3,250	8.91%	2,961	2,984	1.00	3,049
Costa Rica	Costa Rican Colon (CRC)	578	608	6.12%	571	573	(2.00)	551
El Salvador	US dollar	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ghana	Cedi (GHS)	4.63	4.82	9.12%	4.36	4.42	(5.00)	3.92
Guatemala	Quetzal (GTQ)	7.52	7.74	5.41%	7.36	7.34	2.00	7.61
Honduras	Lempira (HNL)	23.99	24.42	3.19%	23.58	23.67	—	22.92
Luxembourg	Euro (EUR)	0.85	0.87	5.08%	0.89	0.83	12.00	0.91
Nicaragua	Cordoba (NIO)	31.55	32.33	5%	30.05	30.79	(5.00)	28.62
Panama	Balboa (B/.) (i)	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Paraguay	Guarani (PYG)	5,743	5,961	6.64%	5,626	5,590	3.00	5,686
Sweden	Krona (SEK)	8.71	8.85	8.23%	8.53	8.18	10.00	8.58
Tanzania	Shilling (TZS)	2,274	2,299	2.42%	2,233	2,245	(3.00)	2,183
United Kingdom	Pound (GBP)	0.75	0.78	5.93%	0.77	0.74	9.00	0.74
(i) the balboa is tied to the United States dollar at an exchange rate of 1:1.

Effects of implementation of new IFRS
The following summarizes the amount by which each financial statement line item is affected in the current reporting year by the application of IFRS 15 as compared to previous standard and interpretations:

	2018
	As reported	Without adoption of IFRS 15	Effect of Change Higher/(Lower)	Reason for the change
	(US$ millions)
INCOME STATEMENT
Total revenue	4,074	4,151	(77)	(i)
Cost of sales	(1,146)	(1,194)	48	(ii)
Operating expenses	(1,674)	(1,714)	40	(ii)
Share of profit in the joint ventures in Guatemala and Honduras	154	152	2	(iii)
Tax impact	(116)	(115)	(1)	(iv)

(i)
Mainly for adjustments for "principal vs agent" considerations under IFRS 15 for wholesale carrier business, as well as for the shift in the timing of revenue recognition due to the reallocation of revenue from service (over time) to telephone and equipment revenue (point in time).

(ii)
Mainly for the reallocation of cost for selling devices due to shift from service revenue to telephone and equipment revenue, for the capitalization and amortization of contract costs and for adjustments for "principal vs agent" under IFRS 15 for wholesale carrier business.

(iii)	Impact of IFRS 15 related to our share of profit in our joint ventures in Guatemala and Honduras.

(iv)	Tax effects of the above adjustments.

	2018
	As reported	Without adoption of IFRS 15	Effect of Change Higher/(Lower)	Reason for the change
	(US$ millions)
FINANCIAL POSITION
ASSETS
Investment in joint ventures (non-current)	2,867	2,839	28	(i)
Contract costs, net (non-current)	4	—	4	(ii)
Deferred tax assets	202	200	2	(vi)
Contract assets, net (current)	37	—	37	(iii)
LIABILITIES
Contract liabilities (current)	87	—	87	(iv)
Provisions and other current liabilities	494	576	(82)	(v)
Current income tax liabilities	58	55	3	(vi)
Deferred tax liabilities (non-current)	233	226	7	(vi)
EQUITY
Retained profits and loss for the year	2,525	2,468	57	(vii)
Non-controlling interests	249	246	3	(vii)

(i)	Impact of application of IFRS 15 for our joint ventures in Guatemala, Honduras and Ghana.

(ii)	This mainly represents commissions capitalized and amortized over the average contract term.

(iii)
Contract assets mainly represents subsidized handsets as more revenue is recognized upfront while the cash will be received throughout the subscription period (which are usually between 12 to 36 months). Throughout the year ended December 31, 2018 no material impairment loss has been recognized.

(iv)
This mainly represents deferred revenue for goods and services not yet delivered to customers that will be recognized when the goods are delivered and the services are provided to customers. The balance also comprises the revenue from the billing of subscription fees or ‘one-time’ fees at the inception of a contract that are deferred and will be recognized over the average customer retention period or the contract term.

(v)	Reclassification of deferred revenue to contract liabilities - see previous paragraph.

(vi)	Tax effects of the above adjustments.

(vii)	Cumulative catch-up effect and IFRS 15 effect in the current year.
The application of IFRS 15 and IFRS 9 had the following impact on the Group financial statements at January 1, 2018:

	As at January 1, 2018 before application	Effect of adoption of IFRS 15	Effect of adoption of IFRS 9	As at January 1, 2018 after application	Reason for the change
	(US$ millions)
FINANCIAL POSITION
ASSETS
Investment in joint ventures (non-current)	2,966	27	(4)	2,989	(i)
Contract costs, net (non-current) NEW	—	4	—	4	(ii)
Deferred tax asset	180	—	10	191	(viii)
Other non-current assets	113	—	(1)	113	(iii)
Trade receivables, net (current)	386	—	(47)	339	(iv)
Contract assets, net (current) NEW	—	29	(1)	28	(v)
LIABILITIES
Contract liabilities (current) NEW	—	51	—	51	(vi)
Provisions and other current liabilities	425	(46)	—	379	(vii)
Deferred tax liability (non-current)	56	7	(1)	62	(viii)
EQUITY
Retained profits and loss for the year	3,035	48	(38)	3,045	(ix)
Non-controlling interests	185	—	(5)	181	(ix)

(i)	Impact of application of IFRS 15 and IFRS 9 for our joint ventures in Guatemala, Honduras and Ghana.

(ii)	This mainly represents commissions capitalized and amortized over the average contract term.

(iii)	Effect of the application of the expected credit losses required by IFRS 9 on amounts due from joint ventures.

(iv)	Effect of the application of the simplified approach permitted by IFRS 9, which requires expected lifetime losses to be recognized from initial recognition of the receivables.

(v)
Contract assets mainly represents subsidized handsets as more revenue is recognized upfront while the cash will be received throughout the subscription period (which is usually between 12 to 36 months).

(vi)
This mainly represents deferred revenue for goods and services not yet delivered to customers that will be recognized when the goods are delivered and the services are provided to customers. The balance also comprises revenue from the billing of subscription fees or ‘one-time’ fees at the inception of a contract that are deferred and will be recognized over the average customer retention period or the contract term.

(vii)	Reclassification of deferred revenue to contract liabilities - see previous paragraph.

(viii)	Tax effects of the above adjustments.

(ix)	Cumulative catch-up effect.